Lease Obligations (Lease Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021	$ 47.0
2022	40.7
2023	30.6
2024	22.2
2025	14.4
Thereafter	22.8
Total	177.7
Less: Interest	13.2
Lease Liability	164.5	$ 160.9
Finance Leases
2021	1.6
2022	1.3
2023	0.7
2024	0.2
2025	0.0
Thereafter	0.0
Total	3.8
Less: Interest	0.2
Lease Liability	$ 3.6	$ 4.2
Weighted average remaining lease term (years)
Operating leases	5 years
Finance leases	2 years 7 months 6 days
Weighted average discount rate
Operating Lease, Weighted Average Discount Rate, Percent	3.20%
Finance Lease, Weighted Average Discount Rate, Percent	3.70%